Post-retirement benefits - Summary of fair value of plan assets (Detail)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
Equities	17.60%	16.60%
– Quoted	11.10%	11.10%
– Private	6.50%	5.50%
Bonds	47.70%	47.40%
– Government fixed income	21.00%	21.60%
– Government inflation-linked	1.60%	1.60%
– Corporate and other publicly quoted	17.50%	16.50%
– Private	7.60%	7.70%
Property	6.90%	8.70%
– Quoted property funds	2.20%	2.50%
– Unquoted property funds	4.70%	6.20%
Qualifying insurance policies	24.30%	24.90%
Cash and other	3.50%	2.40%
Total	100.00%	100.00%